                                 April 18, 2001


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

  Re:   The MainStay VP Series Fund, Inc.
        File Nos. 2-86082  and 811-03833
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Dear Sir or Madam:

        On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information reflecting all 15 series of the Fund that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 13, 2001 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 13, 2001.

        If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 202-261-3371.


                                Very truly yours,

                                /s/ Cynthia D. Baughman
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                                Cynthia D. Baughman